Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2045 Portfolio	Apr. 29, 2023
VIP Freedom 2045 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.21%)
Past 5 years	5.89%
Past 10 years	8.78%
VIP Freedom 2045 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(18.30%)
Past 5 years	5.78%
Past 10 years	8.67%
VIP Freedom 2045 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(18.42%)
Past 5 years	5.63%
Past 10 years	8.51%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWFZ
Average Annual Return:
Past 1 year	(18.14%)
Past 5 years	5.41%
Past 10 years	8.66%